ORGANIZATION AND NATURE OF OPERATIONS - The Business Combination Agreement (Details) $ / shares in Units, ₫ in Millions, $ in Millions		12 Months Ended
	Aug. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2023 VND (₫) shares	Aug. 01, 2023 shares	Jul. 31, 2023 shares	Jul. 30, 2023 shares	Dec. 31, 2022 shares
ORGANIZATION AND NATURE OF OPERATIONS
Number of shares Issued		2,337,788,498		2,299,999,998	2,412,852,458	2,299,999,998
Number of shares outstanding		2,337,788,498	2,299,999,998	2,299,999,998	2,412,852,458	2,299,999,998
Value of shares issued | ₫		₫ 4,605,166
Outstanding warrants		3,321,002
Back Stop Subscription
ORGANIZATION AND NATURE OF OPERATIONS
Issuance of ordinary shares	1,636,797
Share price per share | $ / shares	$ 10.00
Value of shares issued | $	$ 16.4
Black Spade
ORGANIZATION AND NATURE OF OPERATIONS
Number of shares outstanding	2,307,170,695
Outstanding warrants	14,829,989
Black Spade
ORGANIZATION AND NATURE OF OPERATIONS
Number of Vinfast Ordinary Share converted per Black Spade ordinary share	1
Black Spade | Class B Ordinary Share
ORGANIZATION AND NATURE OF OPERATIONS
Common stock, par value per share | $ / shares	$ 0.0001
Black Spade | Class A Ordinary Share
ORGANIZATION AND NATURE OF OPERATIONS
Common stock, par value per share | $ / shares	$ 0.0001